Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000079007 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 2.50%
Account Value		$ 10,617	$ 10,617	$ 10,617	$ 10,314	$ 10,116	$ 10,054	$ 10,436	$ 10,177	$ 10,047	$ 9,834	$ 9,840	$ 9,845	$ 9,753
Average Annual Return, Percent		0.40%	0.34%	0.60%
C000079007 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		without Sales Charge
Average Annual Return, Percent		2.95%	0.85%	0.85%
C000000147 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class D
Account Value		$ 11,050	$ 11,050	$ 11,050	10,719	10,498	10,418	10,797	10,513	10,364	10,121	10,113	10,110	10,000
Average Annual Return, Percent		3.10%	1.00%	1.00%
C000073380 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Account Value		$ 11,160	$ 11,160	$ 11,160	10,814	10,580	10,498	10,860	10,565	10,404	10,159	10,140	10,120	10,000
Average Annual Return, Percent		3.20%	1.10%	1.10%
C000130293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 1,114,400	$ 1,114,400	$ 1,114,400	1,079,061	1,054,825	1,046,824	1,083,075	1,054,366	1,037,350	1,015,989	1,014,096	1,012,062	1,000,000
Average Annual Return, Percent		3.27%	1.11%	1.09%
Bloomberg U S Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Municipal Bond Index (broad-based index)
Account Value	[1]	$ 12,341	$ 12,341	$ 12,341	12,193	11,823	11,792	12,344	11,699	11,266	10,691	10,414	10,398	10,000
Average Annual Return, Percent	[1]	1.22%	1.07%	2.13%
Bloomberg Municipal Bond 1 3 Year Blend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond 1-3 Year Blend Index
Account Value		$ 11,495	$ 11,495	$ 11,495	$ 11,109	$ 10,888	$ 10,726	$ 11,022	$ 10,709	$ 10,515	$ 10,238	$ 10,188	$ 10,125	$ 10,000
Average Annual Return, Percent		3.48%	1.43%	1.40%

[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of March 31, 2025.